SHARE-BASED PAYMENT - 2015 Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Oct. 21, 2015 shares
SHARE-BASED PAYMENT
Share-based compensation expense | ¥	¥ 55,128	¥ 134,709		¥ 62,787
2015 Plan
SHARE-BASED PAYMENT
Shares authorized (in shares) | shares					14,328,358
PRC Plan | Share Options
SHARE-BASED PAYMENT
Granted | shares	0	0		1,545,688
Share options granted exercise price | $ / shares			$ 0
Share options granted expiration period				10 years
Share-based compensation expense | ¥	¥ 1,194	¥ 40,449		¥ 0
US Plan | Share Options
SHARE-BASED PAYMENT
Granted | shares	0	0		500,000
Share options granted expiration period	10 years
US Plan | Share Options | Maximum
SHARE-BASED PAYMENT
Share options granted exercise price | $ / shares			0.99
US Plan | Share Options | Minimum
SHARE-BASED PAYMENT
Share options granted exercise price | $ / shares			$ 0.79